Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 39,561,892	$ 41,520,864
Highly liquid investments	22,709,179	34,985,583
Cash and cash equivalents	$ 62,271,071	$ 76,506,447	$ 39,640,701	$ 39,989,781